Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Total expense recognized	$ 0	$ 1,357	$ 760